Investment Strategy - BondBloxx USD High Yield Bond Sector Rotation ETF	Apr. 29, 2026
Prospectus [Line Items]
Strategy [Heading]	Change to the Principal Investment Strategies of BondBloxx USD High Yield Bond Sector Rotation ETF
Strategy Narrative [Text Block]

As a result of the liquidation and termination of the Sector Funds, the BondBloxx USD High Yield Bond Sector Rotation ETF (the “Sector Rotation Fund”) will cease investing in the Sector Funds as of the Liquidation Date.

Effective as of the Liquidation Date, the following changes are hereby made to the Prospectus:

The first paragraph under the section entitled “Principal Investment Strategies” in the Fund Overviews section is deleted in its entirety and replaced with the following:

The Fund is “non-diversified,” which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund. The Fund is “actively managed” and does not seek to replicate the performance of a specified index. The Fund operates as a “fund of funds,” meaning that it primarily invests its assets in securities of other ETFs. In particular, the Fund allocates its assets among ETFs that each focus on U.S. dollar-denominated, high yield corporate bonds (commonly referred to as “junk bonds”) in the various sectors of the fixed income securities market (each, a “Sector” and collectively, the “Sectors”). As of May 29, 2026, the Sectors will include: BB-rated, single-B rated, and CCC-rated Sectors. Exposure to the Sectors is obtained by investing in ETFs that invest in the specific sectors included in the ICE BofA US Cash Pay High Yield Constrained Index (the “Underlying Benchmark”), which is a rules-based index consisting of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market (as determined by ICE Data Indices, LLC (“IDI” or “Index Provider”)). The sector classifications as determined by IDI are subject to change and are not controlled by the Fund or BondBloxx Investment Management Corporation (the “Adviser” or “BIM”), the Fund’s and the Underlying Funds’ (as defined below) investment adviser. The ETFs in which the Fund invests are: BondBloxx BB Rated USD High Yield Corporate Bond ETF (ticker: XBB), BondBloxx B Rated USD High Yield Corporate Bond ETF (ticker: XB), and BondBloxx CCC Rated USD High Yield Corporate Bond ETF (ticker: XCCC) (each, an “Underlying Fund”). The Fund will be close to fully invested at all times in the Underlying Funds. Each Underlying Fund is an affiliated fund advised by the Adviser.